Financial Instruments and Fair Value Measurements - Derivatives Not Designated as Hedging Instruments on the Consolidated Statement of Operation (Table) (Details) (USD $)
In Thousands, unless otherwise specified
6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Derivative [Line Items]
Gain/ (Loss) on interest rate swaps, net	$ (10,167)	$ 19,871
Total	(10,167)	19,871
Interest rate swaps
Derivative [Line Items]
Gain/ (Loss) on interest rate swaps, net	$ (10,167)	$ 19,871